Loans And Allowance For Credit Losses (Cash Flows Between The MUFG Group And The Special Purpose Entity) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Loans And Allowance For Credit Losses [Abstract]
Cash flows from collections received on senior beneficial interests	¥ 10,295	¥ 17,937
Cash flows from dividends on senior beneficial interests	119	209
Servicing fees collected	¥ 2	¥ 4